CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 5,483	¥ 68,923	¥ 55,476	¥ 213,221
Cumulative translation adjustments:
Cumulative translation adjustments	9,134	(19,742)	6,370	(19,837)
Deferred income taxes	109	(46)	(202)	(60)
Total	9,243	(19,788)	6,168	(19,897)
Defined benefit pension plans:
Pension liability adjustment	810	1,210	680	4,017
Deferred income taxes	(335)	(128)	(196)	(627)
Total	475	1,082	484	3,390
Own credit adjustments:
Own credit adjustments	231	(53,954)	5,956	(53,351)
Deferred income taxes	(699)	9,662	(2,131)	7,567
Total	(468)	(44,292)	3,825	(45,784)
Total other comprehensive income (loss)	9,250	(62,998)	10,477	(62,291)
Comprehensive income	14,733	5,925	65,953	150,930
Less: Comprehensive income attributable to noncontrolling interests	2,850	1,016	4,615	3,373
Comprehensive income attributable to NHI shareholders	¥ 11,883	¥ 4,909	¥ 61,338	¥ 147,557